Investment Objectives and Goals	Apr. 30, 2025
MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	MUSQ Global Music Industry Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The MUSQ Global Music Industry Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MUSQ Global Music Industry Index (the “Index”).

ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ROBO Global® Robotics and Automation Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ROBO Global® Robotics and Automation Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index (the “Index”).

ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ROBO Global® Healthcare Technology and Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ROBO Global® Healthcare Technology and Innovation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index (the “Index”).

ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - ROBO Global® Artificial Intelligence ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ROBO Global® Artificial Intelligence ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index (the “Index”).